Short-Term Deposits and Restricted Cash	12 Months Ended
Dec. 31, 2024
Short-Term Deposits and Restricted Cash [Abstract]
Short-Term Deposits and Restricted Cash
Note 7 – Short-Term Deposits and Restricted Cash

	As at December 31,
	2024	2023
	$ Thousands
Short-term restricted cash	-	532

The Group held short-term deposits and restricted cash which are of investment grade based on Standard and Poor’s Ratings.